Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 32,764	$ 76,619	$ 66,637	$ 78,917
Accounts receivable, net	220,177	221,872
Related party receivables	22,213	17,179
Inventories, net	229,458	202,412
Deferred tax assets	31,083	30,256
Other current assets	32,604	22,776
Total current assets	568,299	571,114
Property, plant and equipment, net	175,307	168,772
Goodwill	309,553	309,703
Other intangible assets, net	323,199	373,433
Deferred financing costs, net	13,124	14,622
Other long-term assets	1,598	4,115
Total assets	1,391,080	1,441,759
Current liabilities
Accounts payable	157,202	152,052
Current maturities of long-term debt	3,163	3,176
Related party payables	696	587
Product returns liability	41,275	42,031	45,900	46,000
Interest payable	13,081	13,081
Accrued expenses and other current liabilities	56,161	58,665
Total current liabilities	271,578	269,592
Long-term debt, less current maturities	686,488	687,860
Long-term related party payables	361	361
Pension and other post-retirement liabilities	59,995	62,256
Deferred tax liabilities	106,026	122,983
Other long-term liabilities	2,766	2,925
Total shareholder's equity (deficit)	263,866	295,782	268,789	271,161
Total liabilities and shareholder's equity	1,391,080	1,441,759
Eliminations [Member]
Current assets
Intercompany receivables - current	(238,544)	(237,446)
Total current assets	(238,544)	(237,446)
Investment in subsidiaries	(914,958)	(966,882)
Intercompany receivables - non-current	(105,005)	(105,071)
Total assets	(1,258,507)	(1,309,399)
Current liabilities
Intercompany payables - current	(238,544)	(237,446)
Total current liabilities	(238,544)	(237,446)
Intercompany payables - non-current	(105,005)	(105,071)
Total shareholder's equity (deficit)	(914,958)	(966,882)
Total liabilities and shareholder's equity	(1,258,507)	(1,309,399)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1	1	1	1
Intercompany receivables - current	1,070
Total current assets	1,071	1
Investment in subsidiaries	162,894	195,733
Intercompany receivables - non-current	100,000	100,066
Total assets	263,965	295,800
Current liabilities
Related party payables	24	17
Accrued expenses and other current liabilities	75	1
Total current liabilities	99	18
Total shareholder's equity (deficit)	263,866	295,782
Total liabilities and shareholder's equity	263,965	295,800
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	3,026	3,026	37,551	61,565
Intercompany receivables - current	178,385	191,260
Deferred tax assets	1,466	1,456
Other current assets	2,516	2,156
Total current assets	185,393	197,898
Investment in subsidiaries	649,184	671,628
Deferred financing costs, net	13,124	14,622
Total assets	847,701	884,148
Current liabilities
Current maturities of long-term debt	3,000	3,000
Intercompany payables - current	730	1,317
Interest payable	13,081	13,081
Accrued expenses and other current liabilities	128	800
Total current liabilities	16,939	18,198
Long-term debt, less current maturities	686,029	687,379
Deferred tax liabilities	(18,161)	(17,162)
Total shareholder's equity (deficit)	162,894	195,733
Total liabilities and shareholder's equity	847,701	884,148
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	18,254	57,407	12,751	4,921
Intercompany receivables - current	31,783	25,594
Accounts receivable, net	198,636	203,577
Related party receivables	22,213	17,179
Inventories, net	200,036	173,253
Deferred tax assets	28,128	27,887
Other current assets	23,182	14,619
Total current assets	522,232	519,516
Property, plant and equipment, net	128,781	125,462
Investment in subsidiaries	102,880	99,521
Goodwill	278,571	278,569
Other intangible assets, net	316,614	366,333
Intercompany receivables - non-current	5,005	5,005
Other long-term assets	799	3,344
Total assets	1,354,882	1,397,750
Current liabilities
Accounts payable	129,122	119,775
Current maturities of long-term debt	159	176
Related party payables	1	191
Intercompany payables - current	208,020	213,079
Product returns liability	40,986	41,758
Accrued expenses and other current liabilities	46,252	51,773
Total current liabilities	424,540	426,752
Long-term debt, less current maturities	431	461
Long-term related party payables	361	361
Pension and other post-retirement liabilities	59,186	61,448
Deferred tax liabilities	119,404	135,140
Intercompany payables - non-current	100,000	100,066
Other long-term liabilities	1,776	1,894
Total shareholder's equity (deficit)	649,184	671,628
Total liabilities and shareholder's equity	1,354,882	1,397,750
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	11,483	16,185	16,334	12,430
Intercompany receivables - current	27,306	20,592
Accounts receivable, net	21,541	18,295
Inventories, net	29,422	29,159
Deferred tax assets	1,489	913
Other current assets	6,906	6,001
Total current assets	98,147	91,145
Property, plant and equipment, net	46,526	43,310
Goodwill	30,982	31,134
Other intangible assets, net	6,585	7,100
Other long-term assets	799	771
Total assets	183,039	173,460
Current liabilities
Accounts payable	28,080	32,277
Current maturities of long-term debt	4
Related party payables	671	379
Intercompany payables - current	29,794	23,050
Product returns liability	289	273
Accrued expenses and other current liabilities	9,706	6,091
Total current liabilities	68,544	62,070
Long-term debt, less current maturities	28	20
Pension and other post-retirement liabilities	809	808
Deferred tax liabilities	4,783	5,005
Intercompany payables - non-current	5,005	5,005
Other long-term liabilities	990	1,031
Total shareholder's equity (deficit)	102,880	99,521
Total liabilities and shareholder's equity	$ 183,039	$ 173,460